Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands		Mar. 31, 2021	Mar. 31, 2020
TSI Yatra Private Limited [member]
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 103,670	₨ 103,670
Yatra T G Stays Private Limited And Yatra Hotel Solutions Private Limited [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	219,163	327,997
Yatra for Business Private Limited [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[2]	205,358	307,520
Travel Co. In. Limited [member]
Disclosure of information for cash-generating units [line items]
Goodwill	[3]		53,913
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Goodwill		₨ 528,191	₨ 793,100

[1]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five -year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19.40% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 108,834 (March 31, 2020: 221,999) in the current year against goodwill with a carrying amount of 327,997 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
[2]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 17.41% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 102,162 in the current year against goodwill with a carrying amount of 307,520 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
[3]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 53,913 in the current year against goodwill with a carrying amount of 53,913 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.